[Janus Letterhead]
October 27, 2010
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 135 and Amendment No. 118 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) and seeking acceleration pursuant to Rule 485(a)(3) under the 1933 Act to replace Post-Effective Amendment No. 133 that was filed on August 25, 2010. On October 26, 2010, the Registrant requested that the effectiveness of this filing be accelerated so that this Amendment is to become effective on October 28, 2010, concurrent with Post-Effective Amendment No. 133 under the 1933 Act and Amendment No. 116 under the 1940 Act filed on August 25, 2010. Comments from the Staff of the Securities and Exchange Commission to Post-Effective Amendment No. 133 were provided to the Registrant and incorporated, as applicable, into the prospectuses and statements of additional information included in this Amendment. The prospectuses and statements of additional information included in Post-Effective Amendment No. 134, filed on October 15, 2010, are not affected by and therefore not included in this Amendment. The Amendment relates only to the following series and classes:

Series	Class
Asset Allocation Funds
Janus Conservative Allocation Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Growth Allocation Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Moderate Allocation Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Dynamic Allocation Fund	Class A Shares, Class C Shares, Class I Shares, Class S Shares, Class T Shares

Fixed-Income Funds
Janus Flexible Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Janus High-Yield Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, Class T Shares

Series	Class
Janus Short-Term Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Money Market Funds
Janus Government Money Market Fund	Class D Shares, Class T Shares

Janus Money Market Fund	Class D Shares, Class T Shares

Risk-Managed Funds
INTECH Risk-Managed Core Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

INTECH Risk-Managed Growth Fund	Class A Shares, Class C Shares, Class I Shares, Class S Shares, Class T Shares

INTECH Risk-Managed International Fund	Class A Shares, Class C Shares, Class I Shares, Class S Shares, Class T Shares

INTECH Risk-Managed Value Fund	Class A Shares, Class C Shares, Class I Shares, Class S Shares, Class T Shares

Value Funds
Perkins Large Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Perkins Mid Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class L Shares, Class R Shares, Class S Shares, Class T Shares

Perkins Small Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class L Shares, Class R Shares, Class S Shares, Class T Shares

Perkins Value Plus Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
The Registrant has marked the individual prospectuses and SAIs comprising the Amendment to show changes made since Post-Effective Amendment 133 filed on August 25, 2010.
Please call me at (303) 336-4045 with any comments, questions, or if you would like any additional information regarding this filing.
Sincerely,
/s/ Robin Nesbitt
Robin Nesbitt
Legal Counsel
Enclosures (via EDGAR only)

cc:	Stephanie Grauerholz-Lofton, Esq.
Larry Greene, Esq.
Donna Brungardt